PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Funds receivable from third party mobile and online payment platforms		¥ 51,370	¥ 39,080
Advance to suppliers mainly for cloud computing service		32,120	24,045
VAT receivable		32,031	6,334
Interest receivable		27,168	10,761
Prepaid interest expense		10,082
Deposits mainly for lease of premises		3,676	9,046
Other receivables		19,145	11,088
Prepayments and other current assets	$ 26,911	¥ 175,592	¥ 100,354